35. Financial Instruments (Details 5)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments Details 6Abstract
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR]} ? 1 / (1.11 * SELIC) (e) (g)	{Net Debt / [EBITDA (-) QRR]} ? 1 / (0.8 * SELIC) (e) (g)	EBITDA (-) QRR ? 0 (e) (f)	EBITDA ? 0 (d)
Quality (limit established) DECi	9.83	10.12	11.23	12.54	13.61
Quality (limit established) FECi	7.24	7.74	8.24	8.74	9.24
Quality (performed) DECi	-	-	10,29c	10.41	10.80
Quality (performed) FECi			6,20c	6.79	7.14